Goodwill and Other Acquired Intangible Assets - Schedule of Amortization Expense of Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Aggregate amortization expense	$ 21,678	$ 12,590	$ 8,415
Estimated amortization expense for the years ended December 31:
2018	18,363
2019	14,500
2020	10,208
2021	7,711
2022	6,410
2024 and thereafter	$ 15,974